Inventories - Summary of Inventories, Net of Reserves (Detail) - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 2,672	$ 3,926
Finished goods	123,440	112,351
Total inventory	$ 126,112	$ 116,277